SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE NOTES) (Details Narrative) - Stardust Power Inc [Member] - USD ($)	Mar. 21, 2024	Nov. 20, 2023	Nov. 18, 2023	Mar. 31, 2024		Feb. 23, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 06, 2023
Cash received from single investor				$ 388,398
Cash received from single investor				163,898	[1]		$ 218,556	[2]
Fair value of SAFE notes				5,520,100			5,212,200
SAFE Note [Member]
Fair value of SAFE notes				$ 5,520,100			$ 5,212,200
SAFE Note [Member] | Financing Commitment and Equity Line of Credit Agreement [Member] | American Investor Group Direct LLC [Member]
Stock Option, Down Round Feature, Increase (Decrease) in Equity, Amount	$ 15,000,000
SAFE Note [Member] | Preferred Stock [Member]
Discount rate percentage			20.00%
SAFE Note [Member] | Call Option [Member]
Cash received from single investor		$ 25,000,000
SAFE Note [Member] | Nonrelated Party [Member]
Cash received from single investor		2,000,000								$ 2,000,000
Deposit received		1,000,000							$ 1,000,000
Cash received from single investor		$ 3,000,000
Cash received from single investor, description		The SAFE notes provide the Company an option to call for additional preferred stock up to $25,000,000 based on the contingent event of SAFE note conversion and notice issued by the Board, and achievement of certain milestones, for up to 42 months following such conversion. This feature was determined to be an embedded feature and is valued as part of the liability value associated with the instrument as a whole. The terms for SAFE notes were amended on November 18, 2023 for both the original and new issuance to introduce a discount rate of 20% to the lowest price per share of preferred stock sold or the listing price of the Company’s common stock upon consummation of a SPAC transaction or IPO.
Third SAFE Note [Member] | Investor [Member]
Cash received from single investor						$ 200,000

[1]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.
[2]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.